TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Dec. 31, 2015 CNY (¥)
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%
Income tax profits			¥ 1,246
Withholding tax	10.00%	10.00%
Unrecognized tax positions, which would impact the effective tax rate if recognized	$ 4,977		20,320			¥ 32,240
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	$ 1,396	¥ 9,041	2,044	¥ 9,822
Accrued interest and penalties	3,911		16,296			25,337
Deferred income tax liabilities on undistributed earnings	$ 5,276		¥ 35,946			34,175
Business tax	5.00%	5.00%
Leasing [Member]
Income Tax Contingency [Line Items]
Value added tax	17.00%	17.00%
Technical Services [Member]
Income Tax Contingency [Line Items]
Business tax after value added tax	6.00%	6.00%
AMT [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
CMS Hospital Management Co., Ltd. ("CHM") [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
China [Member]
Income Tax Contingency [Line Items]
Undistributed earnings	$ 40,115		¥ 567,303			259,858
Deferred income tax liabilities on undistributed earnings	4,012		56,730			25,986
China [Member] | Pre-2008 undistributed earnings [Member]
Income Tax Contingency [Line Items]
Undistributed earnings	57,241		440,820			370,797
Undistributed earnings, which are not subject to withholding tax under prevailing tax law	9,758		117,304			63,208
Deferred income tax liabilities on undistributed earnings	$ 5,276		35,946			¥ 34,175
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	35.00%	35.00%
Undistributed earnings			1,656
Provision for withholding tax			¥ 497